Deferred Income Tax - Additional Information (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	£ 32	£ 59
Tax Loss carry forwards	27
Assets and liabilities classified as held for sale [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	0	0
UK [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	166	168
US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	369	362
All other countries [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognised deferred income tax assets	300	315
Trading losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	20	41
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences for which no deferred tax asset is recognised	£ 56	£ 82
Top of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	5 years
Bottom of range [member] | US [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Expiry periods	20 years